Schedule of Annual Principal Payments Construction in Progress (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 1	$ 866,342
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 2	3,402,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 3	3,421,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 4	3,421,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 5	3,421,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 6	61,474,355
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 7	$ 76,005,697